UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/00

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        KPM Investment Management, Inc.
Address:     10250 Regency Circle
             Omaha, NE  68114

Form 13F File Number: 28-04757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Rodney D. Cerny
Title:  President and Chief Investment Officer
Phone:  (402) 392-7971

Signature, Place, and Date of Signing:

/s/ Rodney D. Cerny                 Omaha, NE                     07/28/00
--------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:  136,410


List of Other Included Managers:  None

                        KPM Investment Management, Inc.
                                    FORM 13F
                                  June 30, 2000

                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
AC Nielsen Corp             COM            004833109    931  42300 SH         Sole               42300
AT&T Corp                   COM            001957109   2782  87969 SH         Sole               87969
Abbott Laboratories         COM            002824100   4355  97730 SH         Sole               97730
Allstate Corp               COM            020002101   3244 145812 SH         Sole              145812
Alltel Corp                 COM            020039103    342   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     65  13061 SH         Sole               13061
American STS Water          COM            842502106    402  13500 SH         Sole               13500
Anheuser-Busch Cos          COM            035229103   3082  41259 SH         Sole               41259
Arthur J Gallagher          COM            363576109   3317  78983 SH         Sole               78983
Arts Way Manufacturing Inc  COM            043168103    119  31702 SH         Sole               31702
BP Amoco PLC                COM            055622104   5508  97375 SH         Sole               97375
Bay View Capital Corp       COM            07262L101   1202 122500 SH         Sole              122500
Berkshire Hathaway 'A'      COM            084670108   2421     45 SH         Sole                  45
Berkshire Hathaway 'B'      COM            084670207   2858   1624 SH         Sole                1624
CVS Corporation             COM            126650100   3812  95300 SH         Sole               95300
Dun & Bradstreet            COM            26483b106   4845 169262 SH         Sole              169262
Electronic Data Systems     COM            285663104   4594 111374 SH         Sole              111374
Emerson Electric Co         COM            291011104   4140  68575 SH         Sole               68575
Exxon Mobil Corp            COM            302290101   3319  42275 SH         Sole               42275
FiberMark Inc               COM            315646109   1452 117359 SH         Sole              117359
First Data Corp             COM            319963104   2968  59800 SH         Sole               59800
First Natl Neb Inc          COM            335720108    207    100 SH         Sole                 100
Freddie Mac                 COM            313400301   6060 149631 SH         Sole              149631
Gannett Company Inc         COM            364730101    984  16457 SH         Sole               16457
Gartner Group Cl A          COM            366651107   3381 281722 SH         Sole              281722
General Electric Co         COM            369604103    464   8757 SH         Sole                8757
Honeywell International     COM            438516106   3466 102895 SH         Sole              102895
IBM Corp                    COM            459200101    767   7000 SH         Sole                7000
IKON Office Solutions       COM            451713101    144  37100 SH         Sole               37100
IMS Health Inc.             COM            449934108   3540 196643 SH         Sole              196643
Intervoice Inc              COM            461142101    572  87135 SH         Sole               87135
J.P. Morgan & Company, Inc  COM            616880100    345   3133 SH         Sole                3133
Johnson & Johnson           COM            478160104   6254  61390 SH         Sole               61390
Kimberly-Clark Corp         COM            494368103   5011  87333 SH         Sole               87333
Leggeff & Platt Inc         COM            524660107    507  30700 SH         Sole               30700
MBIA Inc                    COM            55262C100    906  18798 SH         Sole               18798
Mattel Inc.                 COM            577081102    738  55925 SH         Sole               55925
McDonald's Corp             COM            580135101   3014  91500 SH         Sole               91500
Montana Power Co            COM            612085100   1235  34976 SH         Sole               34976
Motorcar Parts & Acces      COM            620071100    170 177300 SH         Sole              177300

                                        1

                        KPM Investment Management, Inc.
                                    FORM 13F
                                  June 30, 2000
                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$10OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Motorola Inc                COM            620076109   756   26000 SH         Sole              26000
Office Depot                COM            676220106   852  136400 SH         Sole             136400
Pentair Inc                 COM            709631105  4809  135467 SH         Sole             135467
Pepsico Inc                 COM            713448108  5261  118390 SH         Sole             118390
Philip Morris Cos           COM            718154107   632   23800 SH         Sole              23800
Potash Corp.                COM            737551107  3819   69206 SH         Sole              69206
Ritchie Bros Auctions       COM            767744105   838   35000 SH         Sole              35000
SBC Communications          COM            78387g103  1734   40089 SH         Sole              40089
SITEL Corp                  COM            82980k107  3283  664837 SH         Sole             664837
SLM Holding Corp            COM            78442a109  5641  150674 SH         Sole             150674
Snap-On Inc.                COM            833034101  4236  159110 SH         Sole             159110
Sprint Co                   COM            852061100  1696   33250 SH         Sole              33250
Transaction Systems Archit. COM            893416107  2439  142437 SH         Sole             142437
Transcrypt Intl, Inc.       COM            89363a101   334  152709 SH         Sole             152709
Union Pacific               COM            907818108  1371   36880 SH         Sole              36880
Union Pacific Resources     COM            907834105   824   37459 SH         Sole              37459
Wells Fargo Corp            COM            949746101   426   11000 SH         Sole              11000
Wells Fargo Corp            COM            98157d106  2794   60910 SH         Sole              60910
Worthington Ind.            COM            981811102  1142  108752 SH         Sole             108752
REPORT SUMMARY               59 DATA RECORDS        136410         0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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